Power Income VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 98.4%
	COMMODITY FUND - 3.0%
16,776	Graniteshares Gold Trust *	$246,775
	TOTAL COMMODITY FUND (Cost - $215,066)

	DEBT FUNDS - 83.4%
26,967	iShares 0-5 Year High Yield Corporate Bond ETF	1,253,696
3,653	iShares JP Morgan USD Emerging Markets Bond ETF	414,067
15,636	iShares Preferred & Income Securities ETF	586,819
63,030	iShares Short Maturity Bond ETF	3,172,930
11,723	iShares Short-Term National Muni Bond ETF	1,248,968
2,735	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	250,499
	TOTAL DEBT FUNDS (Cost - $6,797,904)	6,926,979

	EQUITY FUNDS - 12.0%
4,524	iShares Edge MSCI USA Quality Factor ETF	418,018
4,003	iShares Edge MSCI USA Value Factor ETF	328,406
5,998	iShares Mortgage Real Estate ETF	252,696
	TOTAL EQUITY FUNDS (Cost - $951,828)	999,120

	TOTAL EXCHANGE TRADED FUNDS (Cost - $7,964,798)	8,172,874

	SHORT-TERM INVESTMENTS - 1.9%
	MONEY MARKET FUNDS - 1.9%
2,351	Dreyfus Treasury Securities Cash Management - Institutional Class, 1.83% **	2,351
1,551	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 1.86% **	1,551
137,694	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 1.84% **	137,694
13,800	Invesco Stit Liquid Assets - STIT - Government & Agency Portfolio - Institutional Class, 1.53% **	13,800
	TOTAL SHORT-TERM INVESTMENTS (Cost - $155,396)	155,396

	TOTAL INVESTMENTS - 100.3% (Cost - $8,120,194)	$8,328,270
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3) %	(26,663)
	NET ASSETS - 100.0%	$8,301,607

	ETF - Exchange Traded Fund
	MSCI - Morgan Stanley Capital International
	SPDR - Standard & Poor's Depositary Receipt
*	Non-income producing security
**	Money market fund; interest rate reflects effective yield on September 30, 2019.

Power Dividend Index VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019
Shares		Fair Value
	COMMON STOCK - 99.0%
	ADVERTISING - 4.0%
29,464	Interpublic Group of Cos, Inc.	$635,244
7,810	Omnicom Group, Inc.	611,523
		1,246,767
	AGRICULTURE - 2.0%
14,930	Altria Group, Inc.	610,637

	APPAREL - 1.9%
39,362	Hanesbrands, Inc.	603,026

	BANKS - 5.9%
53,418	FNB Corp.	615,910
16,472	PacWest Bancorp	598,592
37,082	Umpqua Holdings Corp.	610,370
		1,824,872
	BIOTECHNOLOGY - 3.9%
3,182	Amgen, Inc.	615,749
9,346	Gilead Sciences, Inc.	592,349
		1,208,098
	BUILDING MATERIALS - 2.0%
14,104	Johnson Controls International PLC	619,025

	CHEMICALS - 7.8%
38,292	Chemours Co.	572,082
8,315	Eastman Chemical Co.	613,896
26,885	Huntsman Corp.	625,345
33,346	Olin Corp.	624,237
		2,435,560
	COMPUTERS - 3.8%
11,038	Seagate Technology PLC	593,734
9,636	Western Digital Corp.	574,691
		1,168,425
	DISTRIBUTION/WHOLESALE - 2.0%
3,661	Watsco, Inc.	619,368

	DIVERSIFIED FINANCIAL SERVICES - 2.0%
35,953	Invesco Ltd.	609,044

	ELECTRIC - 8.2%
8,167	Black Hills Corp.	626,654
6,893	Consolidated Edison, Inc.	651,182
13,161	Exelon Corp.	635,808
5,691	IDACORP, Inc.	641,205
		2,554,849
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.1%
9,502	Emerson Electric Co.	635,304

	ENTERTAINMENT -1.9%
42,493	International Game Technology PLC	603,826

	FOOD - 6.1%
27,626	Flowers Foods, Inc.	638,989
5,813	JM Smucker Co.	639,546
9,728	Kellogg Co.	625,997
		1,904,532
	GAS - 2.0%
12,493	UGI Corp.	628,023

	HOME FURNISHINGS - 1.9%
14,676	Leggett & Platt, Inc.	600,835

	HOUSEHOLD PRODUCTS/WARES - 2.1%
4,678	Kimberly-Clark Corp.	664,510

	INSURANCE - 2.0%
10,842	Principal Financial Group, Inc.	619,512

	LODGING - 2.0%
10,652	Las Vegas Sands Corp.	615,260

Power Dividend Index VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019
Shares		Fair Value
	COMMON STOCK - 99.0% (Continued)
	MACHINERY-DIVERSIFIED - 2.0%
3,786	Cummins, Inc.	$615,869

	MEDIA - 5.7%
14,301	CBS Corp.	577,331
14,066	Sinclair Broadcast Group, Inc.	601,181
24,082	Viacom, Inc.	578,690
		1,757,202
	MISCELLANEOUS MANUFACTURING - 1.9%
7,120	Eaton Corp PLC	592,028

	OIL & GAS - 10.1%
5,140	Chevron Corp.	609,604
15,197	CVR Energy, Inc.	669,124
8,595	Exxon Mobil Corp.	606,893
6,094	Phillips 66	624,026
7,326	Valero Energy Corp.	624,468
		3,134,115
	PACKAGING & CONTAINERS - 2.0%
5,765	Packaging Corp. of America	611,666

	PHARMACEUTICALS - 6.0%
12,551	Bristol-Myers Squibb Co.	636,461
4,753	Johnson & Johnson	614,943
16,747	Pfizer, Inc.	601,720
		1,853,124
	RETAIL - 1.8%
36,422	Macy's, Inc.	565,998

	SEMICONDUCTORS - 5.9%
2,155	Broadcom, Inc.	594,931
26,638	Cypress Semiconductor Corp.	621,731
10,478	Maxim Integrated Products, Inc.	606,781
		1,823,443

	TOTAL COMMON STOCK (Cost - $31,189,018)	30,724,918

	SHORT-TERM INVESTMENTS - 0.9%
	MONEY MARKET FUNDS - 0.9%
255	Dreyfus Treasury Securities Cash Management - Institutional Class, 1.83% *	255
259	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 1.86% *	259
298,522	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 1.84% *	298,522
242	Invesco Stit Liquid Assets - STIT - Government & Agency Portfolio - Institutional Class, 1.53% *	242
	TOTAL SHORT-TERM INVESTMENTS (Cost - $299,278)	299,278

	TOTAL INVESTMENTS - 99.9% (Cost - $31,488,296)	$31,024,196
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	20,239
	NET ASSETS - 100.0%	$31,044,435

	PLC - Public Limited Company
*	Money market fund; interest rate reflects effective yield on September 30, 2019.

Power Momentum Index VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019
Shares		Fair Value
	COMMON STOCK - 88.8%
	AEROSPACE / DEFENSE - 4.0%
7,870	General Dynamics Corp.	$1,438,085
4,722	Teledyne Technologies, Inc.*	1,520,437
		2,958,522
	BEVERAGES - 1.8%
3,780	Boston Beer Co., Inc.*	1,376,222

	CHEMICALS - 6.0%
3,287	NewMarket Corp.	1,551,760
21,471	RPM International, Inc.	1,477,419
67,186	Valvoline, Inc.	1,480,108
		4,509,287
	COMMERCIAL SERVICES - 11.9%
21,876	Booz Allen Hamilton Holding Corp.	1,553,634
9,687	Bright Horizons Family Solutions, Inc.*	1,477,267
4,524	MarketAxess Holdings, Inc.	1,481,610
9,728	Morningstar, Inc.	1,421,650
5,969	S&P Global, Inc.	1,462,286
9,641	Verisk Analytics, Inc.	1,524,628
		8,921,075
	COMPUTERS - 1.9%
23,203	Western Digital Corp.	1,383,827

	ELECTRIC - 10.3%
31,007	Avista Corp.	1,501,979
24,312	CMS Energy Corp.	1,554,752
13,214	Entergy Corp.	1,550,795
23,445	Evergy, Inc.	1,560,499
16,285	WEC Energy Group, Inc.	1,548,704
		7,716,729
	ELECTRICAL COMPONENTS & EQUIPMENT - 3.8%
18,289	Generac Holdings, Inc.*	1,432,760
8,327	Universal Display Corp.	1,398,103
		2,830,863
	FOOD - 4.1%
10,168	Hershey Co.	1,575,938
32,016	Performance Food Group Co.*	1,473,056
		3,048,994
	HEALTHCARE-PRODUCTS - 7.9%
29,757	Globus Medical, Inc. *	1,521,178
13,605	Medtronic PLC	1,477,775
18,975	Novocure Ltd.*	1,418,951
10,421	West Pharmaceutical Services, Inc.	1,477,906
		5,895,810
	HEALTHCARE-SERVICES - 2.0%
3,584	Chemed Corp.	1,496,571

	INSURANCE - 4.0%
11,973	Assurant, Inc.	1,506,443
41,681	Brown & Brown, Inc.	1,503,017
		3,009,460
	INTERNET - 1.4%
10,080	Roku, Inc.*	1,025,741

	MEDIA - 5.8%
51,121	Altice USA, Inc.*	1,466,150
102,429	News Corp.	1,425,812
233,359	Sirius XM Holdings, Inc.	1,459,661
		4,351,623
	MINING - 2.0%
12,226	Royal Gold, Inc.	1,506,365

	PACKAGING & CONTAINERS - 2.0%
20,483	Ball Corp.	1,491,367

Power Momentum Index VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019
Shares		Fair Value
	COMMON STOCK - 88.8% (Continued)
	RETAIL- 9.8%
8,743	Casey's General Stores, Inc.	$1,409,022
5,133	Costco Wholesale Corp.	1,478,869
6,367	Home Depot, Inc.	1,477,271
16,669	Starbucks Corp.	1,473,873
13,364	Yum! Brands, Inc.	1,515,879
		7,354,914
	SEMICONDUCTORS - 2.1%
9,989	KLA Corp.	1,592,746

	SOFTWARE - 4.0%
13,480	Alteryx, Inc.*	1,448,156
12,017	Take-Two Interactive Software, Inc.*	1,506,211
		2,954,367
	TELECOMMUNICATIONS - 2.0%
39,073	AT&T, Inc.	1,478,522

	TEXTILES - 2.0%
7,614	UniFirst Corp.	1,485,644

	TOTAL COMMON STOCK (Cost - $66,682,329)	66,388,649

	EXCHANGED TRADED FUNDS - 10.1%
	DEBT FUNDS - 10.1%
44,556	iShares 1-3 Year Treasury Bond ETF	3,779,240
37,355	Schwab Short-Term U.S. Treasury ETF	1,889,789
31,001	Vanguard Short-Term Treasury ETF	1,889,511
	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,533,144)	7,558,540

	SHORT-TERM INVESTMENTS - 0.0% **
	MONEY MARKET FUND - 0.0% **
19,512	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 1.84% ***	19,512
	TOTAL SHORT-TERM INVESTMENTS (Cost - $19,512)

	TOTAL INVESTMENTS - 98.9% (Cost - $74,234,985)	$73,966,701
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%	801,384
	NET ASSETS - 100.0%	$74,768,085

	ETF - Exchange Traded Fund
	PLC - Public Limited Company
*	Non-income producing security
**	Represents less than 0.05%
***	Money market fund; interest rate reflects effective yield on September 30, 2019.

Power VIT Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies."

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Power VIT Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019
Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2019 in valuing the funds' investments carried at fair value:

Power Income VIT Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$8,172,874	$-	$-	$8,172,874
Money Market Funds	155,396	-	-	155,396
Total	$8,328,270	$-	$-	$8,328,270

Power Dividend Index VIT Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$30,724,918	$-	$-	$30,724,918
Money Market Funds	299,278	-	-	299,278
Total	$31,024,196	$-	$-	$31,024,196

Power Momentum Index VIT Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$66,388,649	$-	$-	$66,388,649
Exchange Traded Funds	7,558,540	-	-	7,558,540
Money Market Fund	19,512	-	-	19,512
Total	$73,966,701	$-	$-	$73,966,701

The Funds did not hold any Level 2 or Level 3 securities during the period.
* Refer to the Portfolio of Investments for industry classification.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis
		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	Depreciation
Power Income VIT Fund	$8,120,194	$212,051	$(3,975)	$208,076
Power Dividend Index VIT Fund	31,488,296	631,216	(1,095,316)	(464,100)
Power Momentum Index VIT Fund	74,266,335	989,265	(1,288,899)	(299,634)